CONSOLIDATED INCOME STATEMENTS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED INCOME STATEMENTS
Revenues	¥ 226,701,433	¥ 206,798,631	¥ 192,379,918
Cost of revenues	(183,196,860)	(168,993,092)	(162,915,978)
Operations and support	(8,420,149)	(7,903,989)	(7,416,322)
Sales and marketing	(16,822,420)	(11,514,057)	(10,432,812)
Research and development	(8,440,101)	(7,753,961)	(8,933,956)
General and administrative	(15,087,480)	(8,862,770)	(8,367,256)
Other operating income (loss), net	1,636,112	171,677	2,847,949
Operating profit (loss)	(3,629,465)	1,942,439	(2,838,457)
Investment income (loss), net	479,790	(895,311)	92,062
Share of profit (loss) of equity method investees	273,915	243,435	563,698
Interest income	1,988,031	2,230,435	2,303,402
Finance (costs) income, net	86,636	(1,341,937)	87,003
Fair value changes of preferred shares and other financial instruments issued by subsidiaries	189,824	(924,403)	(4,870,388)
Profit (loss) before income tax	(611,269)	1,254,658	(4,662,680)
Income tax benefit (expense)	1,616,425	20,130	(89,749)
Profit (loss) for the year	1,005,156	1,274,788	(4,752,429)
Attributable to:
Equity holders of the Company	992,647	1,258,329	(4,793,564)
Non-controlling interests	12,509	16,459	41,135
Profit (loss) for the year	¥ 1,005,156	¥ 1,274,788	¥ (4,752,429)
Earnings (loss) per share for profit (loss) attributable to equity holders of the Company (in RMB per share)
- basic	¥ 0.83	¥ 1.03	¥ (3.91)
-diluted	0.81	1.01	(3.91)
ADR
Earnings (loss) per share for profit (loss) attributable to equity holders of the Company (in RMB per share)
- basic	0.21	0.26	(0.98)
-diluted	¥ 0.2	¥ 0.25	¥ (0.98)